UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06740

Legg Mason Partners Institutional Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

877-6LM-FUND/656-3863

Date of fiscal year end: August 31

Date of reporting period: August 31, 2024

ITEM 1.	REPORT TO STOCKHOLDERS.

The Annual Report to Stockholders is filed herewith.

Western Asset Premier Institutional Liquid Reserves
Capital Shares [WAAXX]
Annual Shareholder Report | August 31, 2024

This annual shareholder report contains important information about Western Asset Premier Institutional Liquid Reserves for the period September 1, 2023, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Capital Shares[1]	$12	0.12%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher. Additional amounts may be voluntarily waived and/or reimbursed from time to time.
1	The expense table reflects the expenses of both the feeder Fund and the master Fund.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
As of August 31, 2024, the seven-day current yield for Capital Shares of Western Asset Premier Institutional Liquid Reserves was 5.30% and the seven-day effective yield was 5.44%. The seven-day current yield represents net interest income generated by the Fund’s investments for the past seven days and assumes income is generated each week over a 365-day period. The seven-day effective yield assumes reinvestment of the coupon (interest payments) and will typically be slightly higher than the current yield because of the compounding effect on investment returns.
The Fund’s performance was positively impacted by its extended weighted average maturity (WAM). This positioned the Fund well as the U.S. Federal Reserve indicated a possible shift towards a more accommodative policy stance later in the reporting period. The Fund’s floating rate holdings also provided additional yield.
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/money-market-funds.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$53,101,641
Total Number of Portfolio Holdings*	73
Total Management Fee Paid	$103,401
*	Reflects holdings of Liquid Reserves Portfolio.
Western Asset Premier Institutional Liquid Reserves	PAGE 1	WPLCC-ATSR-1024

WHAT DID THE FUND INVEST IN?  (as of August 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Reflects holdings of Liquid Reserves Portfolio.
HOW HAS THE FUND CHANGED?
Effective October 2, 2023, pursuant to amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended (“Rule 2a-7”), the Fund may no longer impose a redemption gate and the application of liquidity fees, if any, is no longer tied to the Fund’s weekly liquid assets.
Effective October 2, 2024, pursuant to Rule 2a-7, if Liquid Reserves Portfolio has total daily net redemptions that exceed 5% of the Portfolio’s net assets, or such smaller amount of net redemptions as the Board of Trustees of the Portfolio determines, based on flow information available within a reasonable period after the last computation of the Portfolio’s net asset value on that day, Liquid Reserves Portfolio may be required to apply a liquidity fee to all shares that are redeemed at a price computed on that day.
In the event that Liquid Reserves Portfolio applies a liquidity fee to redemptions on a particular day, the Fund would be required, on that day, to pass the fee through to its redeeming investors on the same terms and conditions as imposed by Liquid Reserves Portfolio.
This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or    prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at   877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Western Asset Premier Institutional Liquid Reserves	PAGE 2	WPLCC-ATSR-1024

ITEM 2.	CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Robert Abeles, Jr., possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify an “audit committee financial expert,” and has designated Mr. Abeles, Jr. as the Audit Committee’s financial expert. Mr. Abeles, Jr. is an “independent” Trustees pursuant to paragraph (a) (2) of Item 3 to Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending August 31, 2023 and August 31, 2024 (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $169,863 in August 31, 2023 and $169,863 in August 31, 2024.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Period for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in August 31, 2023 and $0 in August 31, 2024.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $47,200 in August 31, 2023 and $47,200 in August 31, 2024. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held. There were no fees billed for tax services by the Auditors to service affiliates during the Reporting Periods that required pre-approval by the Audit Committee.

d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) for the Item 4 for the Legg Mason Partners Institutional Trust were $0 in August 31, 2023 and $0 in August 31, 2024.

All Other Fees. There were no other non-audit services rendered by the Auditor to Franklin Templeton Fund Adviser, LLC (“FTFA”), and any entity controlling, controlled by or under common control with FTFA that provided ongoing services to Legg Mason Partners Institutional Trust requiring pre-approval by the Audit Committee in the Reporting Period.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by FTFA or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to Legg Mason Partners Institutional Trust, FTFA and any entity controlling, controlled by, or under common control with FTFA that provides ongoing services to Legg Mason Partners Institutional Trust during the reporting period were $350,359 in August 31, 2023 and $342,635 in August 31, 2024.

(h) Yes. Legg Mason Partners Institutional Trust’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Accountant’s independence. All services provided by the Auditor to the Legg Mason Partners Institutional Trust or to Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

a)	The independent board members are acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act. The Audit Committee consists of the following Board members:

Robert Abeles, Jr.

Jane F. Dasher

Anita L. DeFrantz

Susan B. Kerley

Michael Larson

Avedick B. Poladian

William E.B. Siart

Jaynie M. Studenmund

Peter J. Taylor

b)	Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Western Asset
Premier Institutional Liquid Reserves
Financial Statements and Other Important Information
Annual  | August 31, 2024

franklintempleton.com
Financial Statements and Other Important Information — Annual

franklintempleton.com
Financial Statements and Other Important Information — Annual

Statement of Assets and Liabilities
August 31, 2024

Assets:
Investment in Liquid Reserves Portfolio, at value	$53,118,772
Receivable from investment manager	7,286
Prepaid expenses	34,143
Total Assets	53,160,201
Liabilities:
Transfer agent fees payable	23,758
Audit and tax fees payable	22,105
Fund accounting fees payable	4,150
Legal fees payable	3,253
Trustees’ fees payable	1,627
Distributions payable	456
Accrued expenses	3,211
Total Liabilities	58,560
Total Net Assets	$53,101,641
Net Assets:
Par value (Note 3)	$531
Paid-in capital in excess of par value	53,479,143
Total distributable earnings (loss)	(378,033)
Total Net Assets	$53,101,641
Shares Outstanding:
Capital Shares	53,124,856
Net Asset Value:
Capital Shares	$0.9996
See Notes to Financial Statements.

Western Asset Premier Institutional Liquid Reserves 2024 Annual Report

Statement of Operations
For the Year Ended August 31, 2024

Investment Income:
Income from Liquid Reserves Portfolio	$12,535,545
Allocated expenses from Liquid Reserves Portfolio	(245,156)
Allocated waiver and/or expense reimbursements from Liquid Reserves Portfolio	225,053
Total Investment Income	12,515,442
Expenses:
Investment management fee (Note 2)	449,035
Transfer agent fees	56,679
Audit and tax fees	23,710
Registration fees	23,157
Legal fees	13,755
Fund accounting fees	9,400
Trustees’ fees	7,047
Shareholder reports	5,930
Insurance	1,455
Miscellaneous expenses	6,288
Total Expenses	596,456
Less: Fee waivers and/or expense reimbursements (Note 2)	(345,634)
Net Expenses	250,822
Net Investment Income	12,264,620
Realized and Unrealized Gain on Investments:
Net Realized Gain on Investments From Liquid Reserves Portfolio	22,883
Change in Net Unrealized Appreciation (Depreciation) From Investments in Liquid Reserves Portfolio	22,093
Net Gain on Investments	44,976
Increase in Net Assets From Operations	$12,309,596
See Notes to Financial Statements.
Western Asset Premier Institutional Liquid Reserves 2024 Annual Report

Statements of Changes in Net Assets

For the Years Ended August 31,	2024	2023
Operations:
Net investment income	$12,264,620	$17,139,023
Net realized gain (loss)	22,883	(18,039)
Change in net unrealized appreciation (depreciation)	22,093	66,698
Increase in Net Assets From Operations	12,309,596	17,187,682
Distributions to Shareholders From (Note 1):
Total distributable earnings	(12,262,111)	(17,136,055)
Decrease in Net Assets From Distributions to Shareholders	(12,262,111)	(17,136,055)
Fund Share Transactions (Note 3):
Net proceeds from sale of shares	497,327,455	2,015,000,000
Reinvestment of distributions	1,452,314	5,336,959
Cost of shares repurchased	(806,512,807)	(1,770,383,319)
Increase (Decrease) in Net Assets From Fund Share Transactions	(307,733,038)	249,953,640
Increase (Decrease) in Net Assets	(307,685,553)	250,005,267
Net Assets:
Beginning of year	360,787,194	110,781,927
End of year	$53,101,641	$360,787,194
See Notes to Financial Statements.

Western Asset Premier Institutional Liquid Reserves 2024 Annual Report

Financial Highlights

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:
Capital Shares	2024	2023	2022	2021 [1]	2020 [1,2]
Net asset value, beginning of year	$0.9993	$0.9993	$0.9997	$1.0003	$1.0000
Income (loss) from operations:
Net investment income	0.0546	0.0452	0.0055	0.0012	0.0134
Net realized and unrealized gain (loss)	0.0002	0.0000 [3]	(0.0001)	(0.0004)	(0.0038)
Total income from operations	0.0548	0.0452	0.0054	0.0008	0.0096
Less distributions from:
Net investment income	(0.0545)	(0.0452)	(0.0058)	(0.0014)	(0.0093)
Total distributions	(0.0545)	(0.0452)	(0.0058)	(0.0014)	(0.0093)
Net asset value, end of year	$0.9996	$0.9993	$0.9993	$0.9997	$1.0003
Total return[4]	5.62%	4.62%	0.54%	0.08%	0.96%
Net assets, end of year (000s)	$53,102	$360,787	$110,782	$470,289	$101
Ratios to average net assets:
Gross expenses[5,6]	0.37%	0.35%	0.35%	0.34%	0.90%[7]
Net expenses[5,8,9]	0.12	0.12	0.10	0.09	0.12 [7]
Net investment income	5.46	4.58	0.48	0.12	1.60 [7]

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the period October 30, 2019 (inception date) to August 31, 2020.
[3]	Amount represents less than $0.00005 or greater than $(0.00005) per share.
[4]
Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Includes the Fund’s share of Liquid Reserves Portfolio’s allocated expenses.
[6]
The gross expenses do not reflect the reduction in the Fund’s management fee, pursuant to the Fund’s investment management agreement, by the amount paid by the Fund for its allocable share of the management fee paid by
Liquid Reserves Portfolio.

[7]	Annualized.
[8]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of
Capital Shares did not exceed 0.12%. This expense limitation arrangement cannot be terminated prior to
December 31, 2024 without the Board of Trustees’ consent. Additional amounts may be voluntarily waived and/or reimbursed from time to time.

[9]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.
Western Asset Premier Institutional Liquid Reserves 2024 Annual Report

Notes to Financial Statements
1. Organization and significant accounting policies
Western Asset Premier Institutional Liquid Reserves (the “Fund”) is a separate diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund invests all of its investable assets in Liquid Reserves Portfolio (the “Portfolio”), a separate investment series of Master Portfolio Trust, that has the same investment objective as the Fund.
The financial statements of the Portfolio, including the schedule of investments, are contained elsewhere in this report and should be read in conjunction with the Fund’s financial statements.
The share price of the Fund fluctuates along with changes in the market-based value of fund assets. Because the share price of the Fund fluctuates, it has what is called a “floating net asset value” or “floating NAV”. Under Rule 2a-7 of the 1940 Act, the Fund must follow strict rules as to the credit quality, liquidity, diversification and maturity of its investments.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. The Fund records its investment in the Portfolio at value. The value of such investment in the Portfolio reflects the Fund’s proportionate interest (0.6% at August 31, 2024) in the net assets of the Portfolio.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. The disclosure and valuation of securities held by the Portfolio are discussed in Note 1(a) of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.
(b) Investment transactions and investment income. Net investment income and net realized/unrealized gains and losses of the Portfolio is allocated pro rata, based on respective ownership interests, among the Fund and other investors in the Portfolio (the “Holders”) at the time of such determination. The Fund also pays certain other expenses which can be directly attributed to the Fund.

Western Asset Premier Institutional Liquid Reserves 2024 Annual Report

(c) Distributions to shareholders. Distributions from net investment income on the shares of the Fund are declared each business day and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(d) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.
Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of August 31, 2024, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.
(e) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. During the current year, the Fund had no reclassifications.
2. Investment management agreement and other transactions with affiliates
Franklin Templeton Fund Adviser, LLC (“FTFA”) (formerly known as Legg Mason Partners Fund Advisor, LLC prior to November 30, 2023) is the Fund’s and the Portfolio’s investment manager and Western Asset Management Company, LLC (“Western Asset”) is the Fund’s and the Portfolio’s subadviser. FTFA and Western Asset are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).
Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $5 billion	0.200%
Next $5 billion	0.175
Over $10 billion	0.150
Since the Fund invests all of its investable assets in the Portfolio, the investment management fee of the Fund will be reduced by the investment management fee allocated to the Fund by the Portfolio.
Western Asset Premier Institutional Liquid Reserves 2024 Annual Report

Notes to Financial Statements (cont’d)
FTFA provides administrative and certain oversight services to the Fund. FTFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, FTFA pays Western Asset a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Fund.
As a result of an expense limitation arrangement between the Fund and FTFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Capital Shares did not exceed 0.12%. This expense limitation arrangement cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent. Additional amounts may be voluntarily waived and/or reimbursed from time to time.
During the year ended August 31, 2024, fees waived and/or expenses reimbursed amounted to $345,634.
FTFA is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will FTFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.
Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.
All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.
3. Shares of beneficial interest
At August 31, 2024, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share.
Transactions in shares of the Fund were as follows:

	Year Ended August 31, 2024		Year Ended August 31, 2023
	Shares	Amount	Shares	Amount
Capital Shares
Shares sold	497,552,238	$497,327,455	2,016,245,355	$2,015,000,000
Shares issued on reinvestment	1,453,028	1,452,314	5,340,364	5,336,959
Shares repurchased	(806,906,401)	(806,512,807)	(1,771,415,559)	(1,770,383,319)
Net increase (decrease)	(307,901,135)	$(307,733,038)	250,170,160	$249,953,640

Western Asset Premier Institutional Liquid Reserves 2024 Annual Report

4. Income tax information and distributions to shareholders
The tax character of distributions paid during the fiscal years ended August 31, was as follows:

	2024	2023
Distributions paid from:
Ordinary income	$12,262,111	$17,136,055
As of August 31, 2024, the components of distributable earnings (loss) on a tax basis were as follows:

Undistributed ordinary income — net	$3,800
Deferred capital losses*	(38,118)
Other book/tax temporary differences(a)	(457)
Unrealized appreciation (depreciation)(b)	(343,258)
Total distributable earnings (loss) — net	$(378,033)

*
These capital losses have been deferred in the current year as either short-term or long-term losses. The losses will be deemed to occur on the first day of the next taxable year in the same character as they were originally deferred and will be available to offset future taxable capital gains.

(a)	Other book/tax temporary differences are attributable to book/tax differences in the timing of the deductibility of various expenses.
(b)	The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable to other book/tax basis adjustments.
5. Subsequent event
Subsequent to the year ended August 31, 2024, shareholder redemptions from Capital Shares exceeded 50% of Capital Shares net assets as of August 31, 2024.
Western Asset Premier Institutional Liquid Reserves 2024 Annual Report

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Legg Mason Partners Institutional Trust and Shareholders of Western Asset Premier Institutional Liquid Reserves
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Western Asset Premier Institutional Liquid Reserves (one of the funds constituting Legg Mason Partners Institutional Trust, referred to hereafter as the “Fund”) as of August 31, 2024, the related statement of operations for the year ended August 31, 2024 and the statement of changes in net assets for each of the two years in the period ended August 31, 2024 and the financial highlights for each of the four years in the period ended August 31, 2024 and for the period October 30, 2019 (inception date) through August 31, 2020, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2024, the results of its operations for the year ended August 31, 2024, and the changes in its net assets for each of the two years in the period ended August 31, 2024 and the financial highlights for each of the four years in the period ended August 31, 2024 and for the period October 30, 2019 (inception date) through August 31, 2020 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of the security owned as of August 31, 2024 by correspondence with the accounting agent. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Baltimore, Maryland
October 23, 2024
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Western Asset Premier Institutional Liquid Reserves 2024 Annual Report

Important Tax Information (unaudited)
By mid-February, tax information related to a shareholder’s proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended August 31, 2024:

	Pursuant to:	Amount Reported
Long-Term Capital Gain Dividends Distributed	§852(b)(3)(C)	$702,355
Qualified Net Interest Income (QII)	§871(k)(1)(C)	$11,046,756
Section 163(j) Interest Earned	§163(j)	$12,170,845
Western Asset Premier Institutional Liquid Reserves

Changes in and Disagreements with AccountantsFor the period covered by this report
Not applicable.
Results of Meeting(s) of ShareholdersFor the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and OthersFor the period covered by this report
Refer to the financial statements included herein.

Western Asset Premier Institutional Liquid Reserves

Board Approval of Management and
Subadvisory Agreements (unaudited)
The Executive and Contracts Committee of the Board of Trustees (the “Executive and Contracts Committee”) considered the Management Agreement between the Trust and Franklin Templeton Fund Adviser, LLC (“FTFA”) (formerly known as Legg Mason Partners Fund Advisor, LLC) with respect to the Fund and the subadvisory agreement between FTFA and Western Asset Management Company, LLC (“Western Asset” or the “Subadviser”, and together with FTFA, the “Advisers”) with respect to the Fund (collectively, the “Agreements”) at a meeting held on April 30, 2024. At an in-person meeting held on May 16, 2024, the Executive and Contracts Committee reported to the full Board of Trustees their considerations and recommendation with respect to the Agreements, and the Board of Trustees, including a majority of the Independent Trustees, considered and approved renewal of the Agreements.
In arriving at their decision to approve the renewal of the Agreements, the Trustees met with representatives of the Advisers, including relevant investment advisory personnel; considered a variety of information prepared by the Advisers, materials provided by Broadridge and advice and materials provided by counsel to the Independent Trustees; reviewed performance and expense information for peer groups of comparable funds selected by Broadridge (the “Performance Universe”) and certain other comparable products available from Western Asset or affiliates of Western Asset, including separate accounts managed by Western Asset; and requested and reviewed additional information as necessary. These reviews were in addition to information obtained by the Trustees at their regular quarterly meetings (and various committee meetings) with respect to the Fund’s performance and other relevant matters and related discussions with the Advisers’ personnel. The information received and considered by the Board both in conjunction with the May meeting and at prior meetings was both written and oral. With respect to the Broadridge materials, the Board was provided with a description of the methodology used to determine the similarity of the Fund with the funds included in the Performance Universe. It was noted that while the Board found the Broadridge data generally useful they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time. The Board noted that the Fund is a “feeder fund” in a “master-feeder” structure, whereby, as a feeder fund, the Fund has the same investment objective and policies as the master fund, Liquid Reserves Portfolio (the “Master Fund”), a series of Master Portfolio Trust, and the Fund invests substantially all of its assets in the Master Fund.
As part of their review, the Trustees examined FTFA’s ability to provide high quality oversight and administrative and shareholder support services to the Fund and the Subadviser’s ability to provide high quality investment management services to the Fund. The Trustees considered the experience of FTFA’s personnel in providing the types of services that FTFA is responsible for providing to the Fund; the ability of FTFA to attract and
Western Asset Premier Institutional Liquid Reserves

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
retain capable personnel; and the capability and integrity of FTFA’s senior management and staff. The Trustees also considered the investment philosophy and research and decision-making processes of the Subadviser; the experience of their key advisory personnel responsible for management of the Fund; the ability of the Subadviser to attract and retain capable research and advisory personnel; the risks to the Advisers associated with sponsoring the Fund (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as FTFA’s and the Subadviser’s risk management processes; the capability and integrity of the Advisers’ senior management and staff; and the level of skill required to manage the Fund. In addition, the Trustees reviewed the quality of the Advisers’ services with respect to regulatory compliance and compliance with the investment policies of the Fund, and conditions that might affect the Advisers’ ability to provide high quality services to the Fund in the future, including their business reputations, financial conditions and operational stabilities. The Board also considered the policies and practices of FTFA and the Subadviser regarding the selection of brokers and dealers and the execution of portfolio transactions at the Master Fund level. Based on the foregoing, the Trustees concluded that the Subadviser’s investment process, research capabilities and philosophy were well suited to the Fund given its investment objectives and policies, and that the Advisers would be able to meet any reasonably foreseeable obligations under the Agreements.
The Board reviewed the qualifications, backgrounds and responsibilities of FTFA’s and Western Asset’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of FTFA and its affiliates, the financial resources of Franklin Resources, Inc., the parent organization of the Advisers. The Board recognized the importance of having a fund manager with significant resources.
In reviewing the quality of the services provided to the Fund, the Trustees also reviewed comparisons of the performance of the Fund to the performance of certain comparable funds and to its investment benchmark over the 1- and 3-year and since inception periods ended December 31, 2023. The information comparing the Fund’s performance to that of its Performance Universe, consisting of all funds (including the Fund) classified as institutional money market funds by Broadridge, showed, among other data, that the Fund’s performance for the 1- and 3-year and since inception periods ended December 31, 2023 was above the median. The Board noted that the Fund’s performance exceeded the performance of its investment index for the 1- and 3-year and since inception periods ended December 31, 2023. The Board also considered the factors involved in the Fund’s performance relative to the performance of its investment index and Performance Universe.
The Trustees also considered the management fee payable by the Fund to FTFA, total expenses payable by the Fund and the fee that FTFA pays to the Subadviser. They reviewed

Western Asset Premier Institutional Liquid Reserves

information concerning management fees paid to investment advisers of similarly managed funds as well as fees paid by Western Asset’s other clients, including separate accounts managed by Western Asset. The Trustees noted that the Fund’s expense information reflected both management fees and total expenses payable by the Fund as well as management fees and total expenses payable by the Master Fund. The Trustees also noted that the Fund does not pay any management fees directly to the Subadviser because FTFA pays the Subadviser for services provided to the Fund out of the management fee FTFA receives from the Fund. The information comparing the Fund’s Contractual and Actual Management Fees as well as its actual total expense ratio to its peer group, consisting of a group of institutional money market funds (including the Fund) chosen by Broadridge to be comparable to the Fund, showed that the Fund’s Contractual Management Fee was above the median and its Actual Management Fee was below the median. The Board noted that the Fund’s actual total expense ratio was below the median. The Board also considered that the current limitation on the Fund’s expenses is expected to continue through December 2024.
The Trustees further evaluated the benefits of the advisory relationship to the Advisers, including, among others, the profitability of the relationship to the Advisers; the direct and indirect benefits that the Advisers may receive from their relationships with the Fund, including the “fallout benefits,” such as reputational value derived from serving as investment adviser to the Fund; and the affiliation between the Advisers and certain other service providers for the Fund. In that connection, the Board considered that the ancillary benefits that the Advisers receive were reasonable. The Trustees noted that Western Asset does not have soft dollar arrangements.
Finally, the Trustees considered, in light of the profitability information provided by the Advisers, the extent to which economies of scale would be realized by the Advisers as the assets of the Fund grow. The Trustees considered an analysis of the profitability of FTFA and its affiliates in providing services to the Fund and in providing services to the Master Fund in which the Fund invests. The Board noted that the Fund’s Contractual Management Fee was above the median and its Actual Management Fee was below the median of the peer group. The Board also noted the size of the Fund.
In their deliberations with respect to these matters, the Independent Trustees were advised by their independent counsel, who is independent, within the meaning of the Securities and Exchange Commission rules regarding the independence of counsel, of the Advisers. The Independent Trustees weighed the foregoing matters in light of the advice given to them by their independent counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Trustees, including the Independent Trustees, did not identify any single matter as all-important or controlling, and each Trustee may have attributed different weight to the various factors in evaluating the Agreements. The
Western Asset Premier Institutional Liquid Reserves

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
foregoing summary does not detail all the matters considered. The Trustees judged the terms and conditions of the Agreements, including the investment advisory fees, in light of all of the surrounding circumstances.
Based upon their review, the Trustees, including all of the Independent Trustees, determined, in the exercise of their business judgment, that they were satisfied with the quality of investment advisory services being provided by the Advisers; that the fees to be paid to the Advisers under the Agreements were fair and reasonable given the scope and quality of the services rendered by the Advisers; and that approval of the Agreements was in the best interest of the Fund and its shareholders.

Western Asset Premier Institutional Liquid Reserves

Schedule of Investments
August 31, 2024
 Liquid Reserves Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value
Short-Term Investments — 95.5%
Commercial Paper — 44.3%
ABN AMRO Funding USA LLC	5.644%	10/16/24	$240,000,000	$238,349,465 (a)(b)
Atlantic Asset Securitization LLC	5.883%	9/18/24	45,000,000	44,873,666 (a)(b)
Banco Santander SA	5.640%	10/15/24	50,000,000	49,663,817 (a)(b)
Barclays Bank PLC	7.478%	9/3/24	25,000,000	24,985,226 (a)(b)
Barclays Bank PLC	6.998%	9/4/24	235,000,000	234,826,337 (a)(b)
Barton Capital SA	6.216%	9/9/24	50,000,000	49,925,906 (a)(b)
Bedford Row Funding Corp.	6.720%	9/5/24	25,000,000	24,977,798 (a)(b)
Bedford Row Funding Corp.	5.611%	10/18/24	100,000,000	99,286,596 (a)(b)
BNG Bank NV	6.671%	9/5/24	172,960,000	172,807,467 (a)(b)
BNG Bank NV	6.479%	9/6/24	125,000,000	124,871,424 (a)(b)
BofA Securities Inc. (SOFR + 0.430%)	5.750%	9/6/24	50,000,000	50,001,770 (c)
Cabot Trail Funding LLC	5.926%	9/17/24	75,000,000	74,799,712 (a)(b)
Chariot Funding LLC	5.605%	10/21/24	50,000,000	49,621,508 (a)(b)
DBS Bank Ltd.	6.180%	9/9/24	100,000,000	99,852,646 (a)(b)
DBS Bank Ltd.	6.061%	9/11/24	100,000,000	99,823,292 (a)(b)
DBS Bank Ltd.	6.016%	9/12/24	100,000,000	99,808,629 (a)(b)
DNB Bank ASA	5.959%	9/12/24	50,000,000	49,905,195 (a)(b)
Gotham Funding Corp.	6.733%	9/5/24	40,000,000	39,964,410 (a)(b)
Great Bear Funding DAC/Great Bear Funding LLC	7.511%	9/3/24	150,000,000	149,910,976 (a)(b)
Great Bear Funding DAC/Great Bear Funding LLC	5.972%	9/16/24	50,000,000	49,873,381 (a)(b)
ING U.S. Funding LLC (SOFR + 0.230%)	5.550%	11/20/24	100,000,000	100,021,669 (a)(c)
LMA SA/LMA Americas LLC	5.749%	10/1/24	20,000,000	19,905,541 (a)(b)
LMA SA/LMA Americas LLC	5.671%	10/11/24	25,000,000	24,846,000 (a)(b)
LMA SA/LMA Americas LLC	5.622%	10/18/24	38,450,000	38,175,173 (a)(b)
Longship Funding DAC/Longship Funding LLC	7.474%	9/3/24	150,000,000	149,911,405 (a)(b)
Longship Funding DAC/Longship Funding LLC	6.707%	9/5/24	50,000,000	49,955,678 (a)(b)
Mizuho Bank Ltd.	5.682%	10/10/24	100,000,000	99,397,869 (a)(b)
Oversea-Chinese Banking Corp. Ltd.	6.969%	9/4/24	49,000,000	48,963,936 (a)(b)
Oversea-Chinese Banking Corp. Ltd.	5.551%	10/21/24	100,000,000	99,249,996 (a)(b)
Royal Bank of Canada	5.578%	10/16/24	25,000,000	24,830,028 (a)(b)
Santander UK PLC	5.498%	11/4/24	125,000,000	123,817,500 (b)
Skandinaviska Enskilda Banken AB (SOFR + 0.220%)	5.540%	12/16/24	105,000,000	105,029,163 (a)(c)
Societe Generale SA	5.460%	11/1/24	150,000,000	148,655,212 (a)(b)
Societe Generale SA (SOFR + 0.330%)	5.650%	10/15/24	50,000,000	50,016,558 (a)(c)
Standard Chartered Bank	5.445%	11/18/24	100,000,000	98,862,148 (a)(b)
See Notes to Financial Statements.
Liquid Reserves Portfolio 2024 Annual Report

Schedule of Investments (cont’d)
August 31, 2024
 Liquid Reserves Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value
Commercial Paper — continued
Starbird Funding Corp. (SOFR + 0.220%)	5.540%	11/20/24	$65,000,000	$65,013,890 (a)(c)
Sumitomo Mitsui Trust Bank Ltd.	7.432%	9/3/24	42,100,000	42,075,268 (a)(b)
Sumitomo Mitsui Trust Bank Ltd.	5.634%	10/10/24	100,000,000	99,402,736 (a)(b)
Sumitomo Mitsui Trust Bank Ltd.	5.630%	10/11/24	75,000,000	74,541,220 (a)(b)
Swedbank AB	5.540%	10/15/24	50,000,000	49,669,610 (a)(b)
TotalEnergies Capital SA	5.914%	9/16/24	100,000,000	99,749,124 (a)(b)
TotalEnergies Capital SA	5.872%	9/18/24	50,000,000	49,859,892 (a)(b)
TotalEnergies Capital SA	5.853%	9/19/24	80,000,000	79,764,104 (a)(b)
TotalEnergies Capital SA	5.752%	9/27/24	50,000,000	49,794,139 (a)(b)
UBS AG (SOFR + 0.430%)	5.750%	9/6/24	40,000,000	40,002,034 (a)(c)
Victory Receivables Corp.	5.662%	10/11/24	25,000,000	24,846,233 (a)(b)

Total Commercial Paper				3,684,485,347
U.S. Treasury Bills — 19.0%
U.S. Cash Management Bill	4.963%	10/10/24	150,000,000	149,207,969 (b)
U.S. Treasury Bills	5.035%	11/5/24	225,000,000	223,015,500 (b)
U.S. Treasury Bills	5.042%	11/21/24	350,000,000	346,163,562 (b)
U.S. Treasury Bills	4.998%	12/10/24	175,000,000	172,660,693 (b)
U.S. Treasury Bills	4.869%	2/13/25	700,000,000	685,067,957 (b)

Total U.S. Treasury Bills				1,576,115,681
Certificates of Deposit — 13.2%
Bank of America N.A.	5.350%	11/15/24	100,000,000	100,011,810
Bank of Nova Scotia	6.000%	10/18/24	100,000,000	100,067,051
Bank of Nova Scotia (SOFR + 0.210%)	5.530%	11/1/24	47,000,000	47,006,275 (c)
Credit Agricole Corporate and Investment Bank	5.550%	11/4/24	50,000,000	50,029,708
Credit Agricole Corporate and Investment Bank	5.340%	11/18/24	100,000,000	100,014,878
KBC Bank NV	5.310%	9/3/24	199,470,000	199,469,898
MUFG Bank Ltd.	5.410%	10/17/24	75,000,000	75,014,441
Natixis SA (SOFR + 0.420%)	5.740%	9/3/24	100,000,000	100,003,814 (c)
Oversea-Chinese Banking Corp. Ltd. (SOFR + 0.180%)	5.500%	9/19/24	100,000,000	100,002,848 (c)
Sumitomo Mitsui Trust Bank Ltd.	5.410%	10/15/24	100,000,000	100,011,472
Toronto Dominion Bank	6.000%	10/17/24	124,650,000	124,728,904

Total Certificates of Deposit				1,096,361,099
U.S. Treasury Notes — 5.4%
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.170%)	5.214%	10/31/25	150,000,000	149,918,253 (c)
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.245%)	5.289%	1/31/26	175,000,000	175,011,415 (c)
See Notes to Financial Statements.

Liquid Reserves Portfolio 2024 Annual Report

 Liquid Reserves Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value
U.S. Treasury Notes — continued
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.150%)	5.194%	4/30/26	$125,000,000	$124,813,243 (c)

Total U.S. Treasury Notes				449,742,911
Time Deposits — 3.6%
Mizuho Bank Ltd.	5.320%	9/3/24	90,000,000	90,000,000
National Bank of Canada	5.320%	9/3/24	209,415,000	209,415,000

Total Time Deposits				299,415,000
U.S. Government Agencies — 0.7%
Federal National Mortgage Association (FNMA) (SOFR + 0.135%)	5.455%	8/21/26	55,000,000	54,993,972 (c)

Repurchase Agreements — 9.3%
BNP Paribas SA tri-party repurchase agreement dated 8/30/24; Proceeds at maturity — $101,989,722; (Fully collateralized by corporate bonds and notes, 1.050% to 7.000% due 1/10/25 to 12/31/79; Market value — $105,000,037)	5.510%	1/7/25	100,000,000	100,000,000
BNP Paribas SA tri-party repurchase agreement dated 8/30/24; Proceeds at maturity — $127,491,667; (Fully collateralized by corporate bonds and notes, 0.550% to 9.250% due 11/10/24 to 10/31/82; Market value — $131,250,008)	5.520%	1/7/25	125,000,000	125,000,000
JPMorgan Securities LLC tri-party repurchase agreement dated 6/26/24; Proceeds at maturity — $304,140,000; (Fully collateralized by corporate bonds and notes and money market instruments, 1.776% to 9.500% due 9/1/24 to 11/3/78; Market value — $318,335,595)	5.520%	9/24/24	300,000,000	300,000,000 (c)
MUFG Securities Americas Inc. tri-party repurchase agreement dated 7/24/24; Proceeds at maturity — $101,993,333; (Fully collateralized by asset-backed securities, 3.650% to 6.630% due 1/20/27 to 11/15/32; Market value — $106,000,654)	5.520%	1/7/25	100,000,000	100,000,000
See Notes to Financial Statements.
Liquid Reserves Portfolio 2024 Annual Report

Schedule of Investments (cont’d)
August 31, 2024
 Liquid Reserves Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value
Repurchase Agreements — continued
TD Securities LLC tri-party repurchase agreement dated 8/30/24; Proceeds at maturity — $150,089,833; (Fully collateralized by corporate bonds and notes, 3.375% to 14.500% due 11/13/25 to 9/20/31; Market value — $168,000,260)	5.390%	9/3/24	$150,000,000	$150,000,000

Total Repurchase Agreements				775,000,000
Total Investments — 95.5% (Cost — $7,935,924,024)				7,936,114,010
Other Assets in Excess of Liabilities — 4.5%				371,828,948
Total Net Assets — 100.0%				$8,307,942,958

(a)
Commercial paper exempt from registration under Section 4(2) of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Rate shown represents yield-to-maturity.
(c)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

Abbreviation(s) used in this schedule:
SOFR	—	Secured Overnight Financing Rate
See Notes to Financial Statements.

Liquid Reserves Portfolio 2024 Annual Report

Statement of Assets and Liabilities
August 31, 2024

Assets:
Investments, at value (Cost — $7,935,924,024)	$7,936,114,010
Cash	341,465,371
Interest receivable	30,625,140
Total Assets	8,308,204,521
Liabilities:
Fund accounting fees payable	70,876
Trustees’ fees payable	69,399
Legal fees payable	54,682
Audit and tax fees payable	39,112
Custody fees payable	23,802
Accrued expenses	3,692
Total Liabilities	261,563
Total Net Assets	$8,307,942,958
Represented by:
Paid-in capital	$8,307,942,958
See Notes to Financial Statements.
Liquid Reserves Portfolio 2024 Annual Report

Statement of Operations
For the Year Ended August 31, 2024

Investment Income:
Interest	$563,997,325
Expenses:
Investment management fee (Note 2)	10,147,377
Legal fees	262,801
Trustees’ fees	252,957
Fund accounting fees	134,780
Interest expense	57,787
Audit and tax fees	42,037
Custody fees	39,728
Miscellaneous expenses	81,725
Total Expenses	11,019,192
Less: Fee waivers and/or expense reimbursements (Note 2)	(10,147,377)
Net Expenses	871,815
Net Investment Income	563,125,510
Realized and Unrealized Gain (Loss) on Investments (Notes 1 and 3):
Net Realized Gain From Investment Transactions	440,421
Change in Net Unrealized Appreciation (Depreciation) From Investments	(190,426)
Net Gain on Investments	249,995
Increase in Net Assets From Operations	$563,375,505
See Notes to Financial Statements.

Liquid Reserves Portfolio 2024 Annual Report

Statements of Changes in Net Assets

For the Years Ended August 31,	2024	2023
Operations:
Net investment income	$563,125,510	$680,881,925
Net realized gain (loss)	440,421	(506,921)
Change in net unrealized appreciation (depreciation)	(190,426)	159,408
Increase in Net Assets From Operations	563,375,505	680,534,412
Capital Transactions:
Proceeds from contributions	70,986,641,949	80,300,819,732
Value of withdrawals	(74,470,088,505)	(83,994,845,355)
Decrease in Net Assets From Capital Transactions	(3,483,446,556)	(3,694,025,623)
Decrease in Net Assets	(2,920,071,051)	(3,013,491,211)
Net Assets:
Beginning of year	11,228,014,009	14,241,505,220
End of year	$8,307,942,958	$11,228,014,009
See Notes to Financial Statements.
Liquid Reserves Portfolio 2024 Annual Report

Financial Highlights

For the years ended August 31:
	2024	2023	2022	2021	2020
Net assets, end of year (millions)	$8,308	$11,228	$14,242	$9,479	$19,833
Total return[1]	5.72%	4.72%	0.65%	0.17%	1.41%
Ratios to average net assets:
Gross expenses	0.11%	0.11%	0.10%	0.11%	0.11%
Net expenses[2,3]	0.01	0.01	0.00 [4]	0.01	0.01
Net investment income	5.55	4.56	0.78	0.24	1.40

[1]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[2]
The investment manager, pursuant to the terms of the feeder fund’s investment management agreement, has agreed to waive 0.10% of Portfolio expenses, attributable to the Portfolio’s investment management fee.
Additional amounts may be voluntarily waived and/or reimbursed from time to time.

[3]	Reflects fee waivers and/or expense reimbursements.
[4]	Amount represents less than 0.005% or greater than (0.005)%.
See Notes to Financial Statements.

Liquid Reserves Portfolio 2024 Annual Report

Notes to Financial Statements
1. Organization and significant accounting policies
Liquid Reserves Portfolio (the “Portfolio”) is a separate diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At August 31, 2024, all investors in the Portfolio were funds advised or administered by the investment manager of the Portfolio and/or its affiliates.
The Portfolio sells and effects withdrawals of its interests at prices based on the current market value of the securities it holds. Therefore, the price of an interest in the Portfolio fluctuates along with changes in the market-based value of the holdings of the Portfolio. Because the price of an interest in the Portfolio fluctuates, it has what is called a “floating net asset value” or “floating NAV”. Under Rule 2a-7 of the 1940 Act (“Rule 2a-7”), the Portfolio must follow strict rules as to the credit quality, liquidity, diversification and maturity of its investments.
The Portfolio follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a
Liquid Reserves Portfolio 2024 Annual Report

Notes to Financial Statements (cont’d)
security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.
Pursuant to policies adopted by the Board of Trustees, the Portfolio’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Portfolio’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Portfolio’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.
The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Liquid Reserves Portfolio 2024 Annual Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
 Level 1 — unadjusted quoted prices in active markets for identical investments
•
 Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
 Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Short-Term Investments†	—	$7,936,114,010	—	$7,936,114,010

†	See Schedule of Investments for additional detailed categorizations.
(b) Repurchase agreements. The Portfolio may enter into repurchase agreements with institutions that its subadviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Portfolio acquires a debt security subject to an obligation of the seller to repurchase, and of the Portfolio to resell, the security at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian, acting on the Portfolio’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Portfolio generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Portfolio seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.
(c) Interest income and expenses. Interest income (including interest income from payment-in-kind securities) consists of interest accrued and discount earned (including both original issue and market discount adjusted for amortization of premium) on the
Liquid Reserves Portfolio 2024 Annual Report

Notes to Financial Statements (cont’d)
investments of the Portfolio. Expenses of the Portfolio are accrued daily. The Portfolio bears all costs of its operations other than expenses specifically assumed by the manager.
(d) Method of allocation. Net investment income and net realized/unrealized gains and/or losses of the Portfolio are allocated pro rata, based on respective ownership interests, among the Fund and other investors in the Portfolio (the “Holders”) at the time of such determination.
(e) Credit and market risk. Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.
(f) Compensating balance arrangements. The Portfolio has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Portfolio’s cash on deposit with the bank.
(g) Income taxes. The Portfolio is classified as a partnership for federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Therefore, no federal income tax provision is required. It is intended that the Portfolio’s assets will be managed so an investor in the Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code.
Management has analyzed the Portfolio’s tax positions taken on income tax returns for all open tax years and has concluded that as of August 31, 2024, no provision for income tax is required in the Portfolio’s financial statements. The Portfolio’s federal and state income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.
(h) Other. Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction. Realized gains and losses are calculated on the identified cost basis.
2. Investment management agreement and other transactions with affiliates
Franklin Templeton Fund Adviser, LLC (“FTFA”) (formerly known as Legg Mason Partners Fund Advisor, LLC prior to November 30, 2023) is the Portfolio’s investment manager and Western Asset Management Company, LLC (“Western Asset”) is the Portfolio’s subadviser. FTFA and Western Asset are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

Liquid Reserves Portfolio 2024 Annual Report

Under the investment management agreement, the Portfolio pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.10% of the Portfolio’s average daily net assets.
FTFA provides administrative and certain oversight services to the Portfolio. FTFA delegates to the subadviser the day-to-day portfolio management of the Portfolio. For its services, FTFA pays Western Asset a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Portfolio.
As a result of the investment management agreement between FTFA and the feeder fund, FTFA has agreed to waive 0.10% of Portfolio expenses, attributable to the Portfolio’s investment management fee. Additional amounts may be voluntarily waived and/or reimbursed from time to time.
During the year ended August 31, 2024, fees waived and/or expenses reimbursed amounted to $10,147,377.
FTFA is permitted to recapture amounts waived and/or reimbursed to the Portfolio during the same fiscal year under certain circumstances.
All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.
3. Investments
At August 31, 2024, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$7,935,924,024	$1,253,156	$(1,063,170)	$189,986
4. Derivative instruments and hedging activities
During the year ended August 31, 2024, the Portfolio did not invest in derivative instruments.
Liquid Reserves Portfolio 2024 Annual Report

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Master Portfolio Trust and Investors of Liquid Reserves Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Liquid Reserves Portfolio (one of the portfolios constituting Master Portfolio Trust, referred to hereafter as the “Portfolio”) as of August 31, 2024, the related statement of operations for the year ended August 31, 2024, the statement of changes in net assets for each of the two years in the period ended August 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of August 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2024 and the financial highlights for each of the five years in the period ended August 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Baltimore, Maryland
October 23, 2024
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Portfolios since 1948.

Liquid Reserves Portfolio 2024 Annual Report

Changes in and Disagreements with AccountantsFor the period covered by this report
Not applicable.
Results of Meeting(s) of ShareholdersFor the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and OthersFor the period covered by this report
Refer to the financial statements included herein.
Liquid Reserves Portfolio

Board Approval of Management and
Subadvisory Agreements (unaudited)
The Executive and Contracts Committee of the Board of Trustees (the “Executive and Contracts Committee”) considered the Management Agreement between the Trust and Franklin Templeton Fund Adviser, LLC (“FTFA”) (formerly known as Legg Mason Partners Fund Advisor, LLC) with respect to the Fund and the subadvisory agreement between FTFA and Western Asset Management Company, LLC (“Western Asset” or the “Subadviser”, and together with FTFA, the “Advisers”) with respect to the Fund (collectively, the “Agreements”) at a meeting held on April 30, 2024. At an in-person meeting held on May 16, 2024, the Executive and Contracts Committee reported to the full Board of Trustees their considerations and recommendation with respect to the Agreements, and the Board of Trustees, including a majority of the Independent Trustees, considered and approved renewal of the Agreements.
In arriving at their decision to approve the renewal of the Agreements, the Trustees met with representatives of the Advisers, including relevant investment advisory personnel; considered a variety of information prepared by the Advisers, materials provided by Broadridge and advice and materials provided by counsel to the Independent Trustees; reviewed performance and expense information for peer groups of comparable funds selected by Broadridge (the “Performance Universe”) and certain other comparable products available from Western Asset or affiliates of Western Asset, including separate accounts managed by Western Asset; and requested and reviewed additional information as necessary. These reviews were in addition to information obtained by the Trustees at their regular quarterly meetings (and various committee meetings) with respect to the Fund’s performance and other relevant matters and related discussions with the Advisers’ personnel. The information received and considered by the Board both in conjunction with the May meeting and at prior meetings was both written and oral. With respect to the Broadridge materials, the Board was provided with a description of the methodology used to determine the similarity of the Fund with the funds included in the Performance Universe. It was noted that while the Board found the Broadridge data generally useful they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time. The Board noted that the Fund is a “master fund” in a “master-feeder” structure, in which each feeder fund has the same investment objective and policies as the Fund and invests substantially all of its assets in the Fund. The information provided and presentations made to the Board encompassed the Fund and all funds for which the Board has responsibility, including the following feeder funds in the Fund (each, a “Feeder Fund”): Western Asset Institutional Liquid Reserves, a series of Legg Mason Partners Institutional Trust, and Western Asset Premier Institutional Liquid Reserves, a series of Legg Mason Partners Institutional Trust.
As part of their review, the Trustees examined FTFA’s ability to provide high quality oversight and administrative and shareholder support services to the Fund and the

Liquid Reserves Portfolio

Subadvisers’ ability to provide high quality investment management services to the Fund. The Trustees considered the experience of FTFA’s personnel in providing the types of services that FTFA is responsible for providing to the Fund; the ability of FTFA to attract and retain capable personnel; and the capability and integrity of FTFA’s senior management and staff. The Trustees also considered the investment philosophy and research and decision-making processes of the Subadviser; the experience of their key advisory personnel responsible for management of the Fund; the ability of the Subadviser to attract and retain capable research and advisory personnel; the risks to the Advisers associated with sponsoring the Fund (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as FTFA’s and the Subadviser’s risk management processes; the capability and integrity of the Advisers’ senior management and staff; and the level of skill required to manage the Fund. In addition, the Trustees reviewed the quality of the Advisers’ services with respect to regulatory compliance and compliance with the investment policies of the Fund, and conditions that might affect the Advisers’ ability to provide high quality services to the Fund in the future, including their business reputations, financial conditions and operational stabilities. The Board also considered the policies and practices of FTFA and the Subadviser regarding the selection of brokers and dealers and the execution of portfolio transactions. Based on the foregoing, the Trustees concluded that the Subadviser’s investment process, research capabilities and philosophy were well suited to the Fund given its investment objectives and policies, and that the Advisers would be able to meet any reasonably foreseeable obligations under the Agreements.
The Board reviewed the qualifications, backgrounds and responsibilities of FTFA’s and Western Asset’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of FTFA and its affiliates, the financial resources of Franklin Resources, Inc., the parent organization of the Advisers. The Board recognized the importance of having a fund manager with significant resources.
In considering the performance of the Fund, the Board received and considered performance information for each Feeder Fund as well as for the Performance Universe selected by Broadridge. The Board noted that the Feeder Funds’ performance was the same as the performance of the Fund (except for the effect of fees at the Feeder Fund level), and therefore was relevant to the Board’s consideration of the Fund’s performance. The Board was provided with a description of the methodology used to determine the similarity of the Feeder Funds with the funds included in the Performance Universe. It was noted that while the Board found the Broadridge data generally useful they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing each Feeder
Liquid Reserves Portfolio

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
Fund’s performance against its benchmark and against each Feeder Fund’s peers. In addition, the Board considered each Feeder Fund’s performance in light of overall financial market conditions.
• The information comparing Western Asset Institutional Liquid Reserves’ performance to that of its Performance Universe, consisting of all funds (including the Feeder Fund) classified as institutional money market funds by Broadridge, showed, among other data, that the Feeder Fund’s performance for the 1-, 3-, 5- and 10-year periods ended December 31, 2023 was above the median.
• The information comparing Western Asset Premier Institutional Liquid Reserves’ performance to that of its Performance Universe, consisting of all funds (including the Feeder Fund) classified as institutional money market funds by Broadridge, showed, among other data, that the Feeder Fund’s performance for the 1- and 3-year and since inception periods ended December 31, 2023 was above the median.
The Trustees also considered the management fee payable by the Fund to FTFA, total expenses payable by the Fund and the fee that FTFA pays to the Subadviser. They reviewed information concerning management fees paid to investment advisers of similarly managed funds as well as fees paid by Western Asset’s other clients, including separate accounts managed by Western Asset. The Trustees also noted that the Fund does not pay any management fees directly to the Subadviser because FTFA pays the Subadviser for services provided to the Fund out of the management fee FTFA receives from the Fund.
• The information comparing Western Asset Institutional Liquid Reserves’ Contractual and Actual Management Fees as well as its actual total expense ratio to its peer group, consisting of a group of institutional money market funds (including the Fund) chosen by Broadridge to be comparable to the Feeder Fund, showed that the Feeder Fund’s Contractual Management Fee and Actual Management Fee were above the median. The Board noted that the Feeder Fund’s actual total expense ratio was at the median. The Board also considered that the current limitation on the Feeder Fund’s expenses is expected to continue through December 2024.
• The information comparing Western Asset Premier Institutional Liquid Reserves’ Contractual and Actual Management Fees as well as its actual total expense ratio to its peer group, consisting of a group of institutional money market funds (including the Fund) chosen by Broadridge to be comparable to the Feeder Fund, showed that the Feeder Fund’s Contractual Management Fee was above the median and its Actual Management Fee was below the median. The Board noted that the Feeder Fund’s actual total expense ratio was below the median. The Board also considered that the current limitation on the Feeder Fund’s expenses is expected to continue through December 2024.

Liquid Reserves Portfolio

The Trustees further evaluated the benefits of the advisory relationship to the Advisers, including, among others, the profitability of the relationship to the Advisers; the direct and indirect benefits that the Advisers may receive from their relationships with the Fund, including the “fallout benefits,” such as reputational value derived from serving as investment adviser to the Fund; and the affiliation between the Advisers and certain other service providers for the Fund. In that connection, the Board considered that the ancillary benefits that the Advisers receive were reasonable. The Trustees noted that Western Asset does not have soft dollar arrangements.
Finally, the Trustees considered, in light of the profitability information provided by the Advisers, the extent to which economies of scale would be realized by the Advisers as the assets of the Fund grow. The Trustees considered an analysis of the profitability of FTFA and its affiliates in providing services to the Fund and the Feeder Fund.
• The Board noted that the Western Asset Institutional Liquid Reserves’ Contractual Management Fee and Actual Management Fee were above the median.
• The Board noted that the Western Asset Premier Institutional Liquid Reserves’ Contractual Management Fee was above the median and its Actual Management Fee was below the median of the peer group. The Board also noted the size of the Feeder Fund.
In their deliberations with respect to these matters, the Independent Trustees were advised by their independent counsel, who is independent, within the meaning of the Securities and Exchange Commission rules regarding the independence of counsel, of the Advisers. The Independent Trustees weighed the foregoing matters in light of the advice given to them by their independent counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Trustees, including the Independent Trustees, did not identify any single matter as all-important or controlling, and each Trustee may have attributed different weight to the various factors in evaluating the Agreements. The foregoing summary does not detail all the matters considered. The Trustees judged the terms and conditions of the Agreements, including the investment advisory fees, in light of all of the surrounding circumstances.
Based upon their review, the Trustees, including all of the Independent Trustees, determined, in the exercise of their business judgment, that they were satisfied with the quality of investment advisory services being provided by the Advisers; that the fees to be paid to the Advisers under the Agreements were fair and reasonable given the scope and quality of the services rendered by the Advisers; and that approval of the Agreements was in the best interest of the Fund and its shareholders.
Liquid Reserves Portfolio

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Western Asset
Premier Institutional Liquid Reserves
Trustees
Robert Abeles, Jr.
Jane F. Dasher
Anita L. DeFrantz
Susan B. Kerley
Michael Larson
Ronald L. Olson
Avedick B. Poladian
William E.B. Siart
Chairman
Jaynie M. Studenmund
Peter J. Taylor
Jane Trust
Investment manager
Franklin Templeton Fund Adviser, LLC*
Subadviser
Western Asset Management Company, LLC
Distributor
Franklin Distributors, LLC
Custodian
The Bank of New York Mellon
Transfer agent
BNY Mellon Investment
Servicing (US) Inc.
500 Ross Street, 154-0520
Pittsburgh, PA 15262
Independent registered
public accounting firm
PricewaterhouseCoopers LLP
Baltimore, MD
*
Formerly known as Legg Mason Partners Fund Advisor, LLC.
Western Asset Premier Institutional Liquid Reserves
The Fund is a separate investment series of Legg Mason Partners Institutional Trust, a Maryland statutory trust.
Western Asset Premier Institutional Liquid Reserves
Legg Mason Funds
620 Eighth Avenue, 47th Floor
New York, NY 10018
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) each month on Form N-MFP. The Fund’s reports on Form N-MFP are available on the SEC’s website at www.sec.gov. The Fund makes portfolio holdings available to shareholders on its website at www.franklintempleton.com.
Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926 or 1-203-703-6002, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of Western Asset Premier Institutional Liquid Reserves. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.
Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.
www.franklintempleton.com
© 2024 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Franklin Templeton Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to Us
This Privacy and Security Notice (the “Privacy Notice”) addresses the Funds’ privacy and data protection practices with respect to nonpublic personal information the Fund receives. The Legg Mason Funds include the Western Asset Money Market Funds (Funds) sold by the Funds’ distributor, Franklin Distributors, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.
The Type of Nonpublic Personal Information the Funds Collect About You
The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:
•
Personal information included on applications or other forms;
•
Account balances, transactions, and mutual fund holdings and positions;
•
Bank account information, legal documents, and identity verification documentation; and
•
Online account access user IDs, passwords, security challenge question responses.
How the Funds Use Nonpublic Personal Information About You
The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:
•
Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or to comply with obligations to government regulators;
•
Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;
•
Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;
•
The Funds’ representatives such as legal counsel, accountants and auditors to enable the
Funds to conduct ordinary business, or to comply with obligations to government regulators;
•
Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.
NOT PART OF THE ANNUAL REPORT

Franklin Templeton Funds Privacy and Security Notice
(cont’d)
Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.
The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.
Keeping You Informed of the Funds’ Privacy and Security Practices
The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time, they will notify you promptly if this privacy policy changes.
The Funds’ Security Practices
The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.
Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.
In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.franklintempleton.com, or contact the Funds at 1-877-721-1926 for the Western Asset Money Market Funds or 1-888-777-0102 for the Legg Mason-sponsored closed-end funds. For additional information related to certain state privacy rights, please visit https://www.franklintempleton.com/help/privacy-policy.
Revised December 2023.
NOT PART OF THE ANNUAL REPORT

92108-AFSOI 10/24
© 2024 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Institutional Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	October 24, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	October 24, 2024

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	October 24, 2024